OCC CASH RESERVES

                                                                   July 14, 1998

Dear Shareholder:

As in the past, during the six months ended May 31, 1998, OCC Cash Reserves continued to meet its objective of providing safety of principal, liquidity and maximum current income through investment in money market securities.

Since our last report to shareholders, the U.S. financial markets have continued to march ahead with declining interest rates, a volatile yet historically high stock market and a strong U.S. dollar. The real rate of return for short term instruments, which is the return after taking into account inflation, remains attractive.

The impressive U.S. financial markets are the result of a strong economy accompanied with a low unemployment rate of 4.3%. Historically, this would cause the Federal Reserve to raise short term interest rates to stave off likely inflation. However, this scenario did not occur in the first half of 1998 for a variety of reasons. The continuing economic crisis in Asia, lower priced Asian imports and lackluster Asian demand for worldwide products has led to lower prices of commodities and consumer durable goods while our domestic economy remains strong. Inflation remains well contained. As a result, the Federal Reserve did not intervene and increase short term interest rates.

Can the U.S. economy continue to grow in the second half of 1998 or will the Asian downturn affect the U.S. more severely? The Federal Reserve will continue to closely monitor the situation and decide whether or not to change short term interest rates. Regardless of the outcome, the OCC Cash Reserves portfolios are positioned to maximize yields for shareholders with preservation of capital.

We at OCC Cash Reserves and OpCap Advisors want to thank you for your continued support and look forward to the opportunity to continue to serve your money market fund needs.


                                                     Sincerely,

                                                     /s/ Joseph M. La Motta

                                                     Joseph M. La Motta
                                                     President


=============================

OCC Cash Reserves
One World Financial
Center
New York, NY 10281


Taxable
Primary Portfolio
Government Portfolio

Tax-Exempt
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or
assistance with your account
please call:
1-800-401-6672

=============================

================================================================================
INVESTMENT REVIEW
================================================================================

Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Semi-Annual Review

During the six months ended May 31, 1998, the daily dividends of the Primary Portfolio averaged 4.87% on an annual basis or 4.98% compounded monthly. At May 31, 1998, the Portfolio had a seven-day compounded yield of 4.91%, down from 4.92% at the beginning of the fiscal year. The average maturity of the Portfolio during the six months ranged from a low of 46 days to a high of 66 days and on May 31, 1998 was 60 days.

Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Semi-Annual Review

The Government Portfolio's daily dividend averaged 4.63% on an annual basis or 4.73% compounded monthly for the six months ended May 31, 1998. On May 31, 1998, the seven-day compounded yield of the Portfolio was 4.66%, down from 4.71% at November 30, 1997. The average maturity of the Portfolio during the six months ranged from 30 days to 62 days. On May 31, 1998 it was 49 days.

General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Semi-Annual Review

Daily dividends of the General Municipal Portfolio averaged 2.70% on an annual basis and 2.73% compounded monthly during the six months ended May 31, 1998. For an investor not subject to the alternative minimum tax in the top Federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 4.52%. The seven-day compounded yield on May 31, 1998 was 2.82% compared with the beginning of the fiscal year when it was 2.96%. Average maturity for the Portfolio ranged from 35 days to 52 days and on May 31, 1998 was 51 days.

California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discounts notes and participation interest in the foregoing.

Semi-Annual Review

For the six months ended May 31, 1998, the daily dividend averaged 2.50% on an annual basis and 2.53% compounded monthly. For a person not subject to the alternative minimum tax in the top Federal and California income tax brackets of 39.6% and 11%, respectively, the monthly compounded return would be equivalent to a taxable return of 4.71%. Between the end of the last fiscal year and May 31, 1998, the seven-day compounded yield fell from 2.81% to 2.71%. The average maturity of the securities in the Portfolio ranged from 21 days to 59 days and was 33 days on May 31, 1998.

================================================================================

================================================================================

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Semi-Annual Review

In the six months ended May 31, 1998, the daily dividends of the Portfolio averaged 2.56% on an annual basis and 2.60% compounded monthly. This was equivalent to an effective taxable yield of 4.85% for a person not subject to the alternative minimum tax in the top Federal, New York State and New York City tax brackets of 39.6%, 6.85% and 4.46%, respectively. The seven-day compounded yield fell from 2.86% to 2.75% between the 1997 fiscal year-end and May 31, 1998. The average maturity of the Portfolio ranged between 34 days to 52 days. On May 31, 1998 it was 46 days.

May 31, 1998
================================================================================
SCHEDULES OF INVESTMENTS (unaudited)
================================================================================

--------------------------------------------------------------------------------
PRIMARY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
U.S. Government Agencies--4.7%
$    104,000  Federal Home Loan Bank,
                 5.68%-5.76%,
                 3/4/99-5/4/99
                 (amortized cost--$104,000,000)............       $  104,000,000
                                                                 ---------------

Bankers Acceptances--3.4%
$     75,000  First Union National Bank NC,
                 5.49%-5.51%,
                 6/29/98-7/27/98
                 (amortized cost--$75,000,000).............       $   75,000,000
                                                                  --------------

Certificates of Deposit--13.1%
$     40,000  Bank of Nova Scotia,
                 5.56%, 10/13/98..........................        $   40,000,000
      80,000  Canadian Imperial Bank of Commerce,
                 5.54%-5.55%,
                 6/9/98-7/13/98...........................            80,000,000
      35,000  National Westminster Bank plc,
                 5.51%, 8/5/98............................            35,000,000
      60,000  Rabobank Nederland NV,
                 5.55%-5.65%,
                 9/21/98-12/28/98.........................            60,000,000
      40,000  Societe Generale Bank,
                 5.66%, 11/9/98...........................            40,000,000
      35,000  Svenska Handelsbanken Inc.,
                 5.56%, 6/15/98...........................            35,000,000
                                                                  --------------
Total Certificates of Deposit
   (amortized cost--$290,000,000)..........................       $  290,000,000
                                                                  --------------

Commercial Paper--78.7%
$     75,000  Abbey National North America,
                 5.41%-5.50%,
                 8/18/98-10/26/98.........................        $   73,829,125
      50,000  ABN-Amro North America Finance Inc.,
                 5.40%-5.43%,
                 9/25/98-10/5/98..........................            49,090,083
      65,000  American Express Credit Corp.,
                 5.49%-5.50%,
                 6/17/98-7/6/98...........................            64,766,481
      34,600  American Home Products Corp.,
                 5.48%-5.50%,
                 6/15/98-7/13/98..........................            34,463,694
      36,400  Banc One Corp.,
                 5.48%, 6/8/98............................            36,361,214
      25,000  Barclays Bank plc,
                 5.67%, 12/16/98..........................            24,996,031
      38,000  BP America Inc.,
                 5.63%, 6/1/98............................            38,000,000
      54,000  British Columbia (Province of),
                 5.45%-5.66%,
                 6/2/98-6/30/98...........................            53,891,187
      35,000  Corporate Asset Funding Corp.,
                 5.48%, 6/22/98...........................            34,888,117
      60,000  Daimler-Benz North America Corp.,
                 5.40%-5.50%,
                 7/13/98-9/14/98..........................            59,335,000
      30,000  Deere (John) Capital Corp.,
                 5.51%, 6/15/98...........................            29,935,717
      50,000  Diageo Capital plc,
                 5.41%-5.43%,
                 6/2/98-6/3/98............................            49,987,944
      24,930  Dover Corp.,
                 5.50%-5.53%,
                 6/5/98-6/10/98...........................            24,906,065
      28,345  Eksportfinans AS,
                 5.49%-5.50%,
                 6/18/98-7/2/98...........................            28,239,361
      20,000  Ford Credit Europe plc,
                 5.52%, 7/22/98 ..........................            19,843,600
      55,000  Ford Motor Credit Corp.,
                 5.47%-5.52%,
                 6/8/98-7/23/98...........................            54,734,210
      40,000  General Electric Capital Corp.,
                 5.42%-5.50%,
                 6/8/98-8/3/98............................            39,786,422
      71,000  General Motors Acceptance Corp.,
                 5.49%-5.52%,
                 7/6/98-8/3/98............................            70,472,844
      85,000  Goldman Sachs Group L.P.,
                 5.50%-5.52%,
                 7/16/98-8/19/98..........................            84,215,250
      75,000  Household Financial Corp.,
                 5.50%-5.51%,
                 6/22/98-6/30/98..........................            74,694,492
      40,000  IBM Corp.,
                 5.50%, 8/17/98...........................            39,529,444
      17,000  IBM Credit Corp.,
                 5.655%, 11/20/98.........................            17,000,000
      81,817  Merrill Lynch & Co. Inc.,
                 5.51%-5.62%,
                 6/1/98-7/15/98...........................            81,491,650
      25,000  Morgan (J.P.) & Co. Inc.,
                 5.50%, 9/28/98...........................            24,545,486

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Commercial Paper (cont'd.)
$     80,000  Morgan Stanley, Dean Witter,
                 Discovery & Co.,
                 5.49%, 7/20/98-8/24/98...................        $   79,264,950
      75,000  NationsBank Corp.,
                 5.43%-5.49%,
                 7/20/98-10/19/98.........................            73,757,354
      30,000  Norwest Financial Inc.,
                 5.49%-5.52%,
                 6/16/98-7/6/98...........................            29,891,346
      75,000  Novartis Finance Corp.,
                 5.48%-5.51%,
                 6/3/98-7/1/98............................            74,846,644
      10,000  Oesterreichische Kontrollbank AG,
                 5.52%, 6/22/98...........................             9,967,800
      25,000  Royal Bank of Canada,
                 5.63%, 6/8/98............................            24,972,632
      60,000  Skandinaviska Enskilda Banken
                 Funding Inc.,
                 5.50%, 6/25/98-6/29/98...................            59,761,667
      53,000  Svenska Handelsbanken Inc.,
                 5.49%-5.53%,
                 6/30/98-7/29/98..........................            52,639,973
      80,000  Swedish Export Credit Corp.,
                 5.40%-5.44%,
                 9/21/98-10/20/98.........................            78,549,492
      70,000  Toronto-Dominion Holdings USA Inc.,
                 5.50%-5.60%,
                 6/1/98-8/10/98...........................            69,688,111
       9,800  Transamerica Finance Corp.,
                 5.51%, 7/24/98...........................             9,720,503
      41,900  U.S. Borax & Chemical Corp.,
                 5.50%-5.52%,
                 8/10/98-8/17/98..........................            41,430,882
      29,000  USAA Capital Corp.,
                 5.46%-5.49%,
                 6/24/98-7/20/98..........................            28,819,799
                                                                  --------------
Total Commercial Paper
   (amortized cost--$1,742,314,570).......................        $1,742,314,570
                                                                  --------------
Total Investments
   (amortized cost--$2,211,314,570+)..........       99.9%        $2,211,314,570

Other Assets in Excess
   of Liabilities............................         0.1              2,024,235
                                                    -----         --------------
Total Net Assets.............................       100.0%        $2,213,338,805
                                                    =====         ==============

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
U.S. Government Agencies--99.9%
Federal Farm Credit Bank--1.1%
$        890     5.40%, 6/3/98............................        $      889,733
          40     5.41%, 7/13/98...........................                39,748
          95     5.42%, 6/26/98...........................                94,642
                                                                  --------------
Total Federal Farm Credit Bank
   (amortized cost--$1,024,123)............................       $    1,024,123
                                                                  --------------

Federal Home Loan Bank--28.9%
$      1,121     5.37%, 6/22/98...........................        $    1,117,488
         900     5.37%, 8/12/98...........................               890,334
         320     5.37%, 8/26/98...........................               315,895
       4,200     5.38%, 6/17/98...........................             4,189,957
         857     5.38%, 7/6/98............................               852,517
       1,000     5.38%, 11/9/98...........................               975,939
         362     5.39%, 10/16/98..........................               354,575
         178     5.40%, 6/8/98............................               177,813
       7,306     5.40%, 6/15/98...........................             7,290,657
         185     5.40%, 6/24/98...........................               184,362
       3,390     5.41%, 6/11/98...........................             3,384,906
       2,110     5.42%, 7/30/98...........................             2,091,257
       1,500     5.68%, 3/4/99............................             1,500,000
       1,000     5.70%, 3/17/99...........................             1,000,000
       1,000     5.75%, 5/4/99............................             1,000,000
       1,000     5.76%, 4/8/99............................             1,000,000
                                                                  --------------
Total Federal Home Loan Bank
   (amortized cost--$26,325,700)...........................       $   26,325,700
                                                                  --------------

Federal Home Loan Mortgage Corporation--30.0%
$      4,100     5.29%, 8/4/98............................        $    4,061,442
         413     5.35%, 8/6/98............................               408,949
          50     5.37%, 7/17/98...........................                49,657
         500     5.40%, 6/9/98............................               499,400
       2,800     5.40%, 6/10/98...........................             2,796,220
         157     5.40%, 6/12/98...........................               156,741
       3,405     5.40%, 7/28/98...........................             3,375,887
       2,000     5.40%, 7/31/98...........................             1,982,000
       2,412     5.40%, 8/4/98............................             2,388,845

May 31, 1998
================================================================================
SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (cont'd.)
$      4,075     5.40%, 8/6/98............................        $    4,034,658
         101     5.40%, 8/13/98...........................                99,894
       1,000     5.425%, 7/20/98..........................               992,616
         100     5.44%, 7/30/98...........................                99,108
       6,400     5.55%, 6/1/98............................             6,400,000
                                                                  --------------
Total Federal Home Loan Mortgage Corporation
   (amortized cost--$27,345,417)...........................       $   27,345,417
                                                                  --------------

Federal National Mortgage Association--39.9%
$      2,000     5.39%, 7/16/98...........................        $    1,986,525
          22     5.39%, 7/24/98 ..........................                21,825
       7,500     5.39%, 8/10/98...........................             7,421,396
          30     5.40%, 6/24/98...........................                29,897
       3,580     5.40%, 7/17/98...........................             3,555,298
       3,268     5.40%, 8/5/98............................             3,236,137
       8,000     5.41%, 6/12/98...........................             7,986,776
       5,000     5.41%, 6/22/98...........................             4,984,221
       1,000     5.41%, 6/24/98...........................               996,544
         126     5.41%, 7/13/98...........................               125,205
         500     5.41%, 7/20/98...........................               496,318
       3,000     5.41%, 8/24/98...........................             2,962,130
         575     5.47%, 6/8/98............................               574,388
       2,000     5.48%, 6/30/98...........................             1,991,171
                                                                  --------------
Total Federal National Mortgage Association
   (amortized cost--$36,367,831)..........................        $   36,367,831
                                                                  --------------

Total Investments
   (amortized cost--$91,063,071+).............       99.9%        $   91,063,071

Other Assets in Excess
   of Liabilities............................         0.1                 39,852
                                                    -----         --------------

Total Net Assets.............................       100.0%        $   91,102,923
                                                    =====         ==============


--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
Alabama--2.5%
$        450  Alabama St. PSA,
                 4.10%, 12/1/98...........................        $      450,861
         700  Birmingham Baptist Med. Ctr.,
                 Special Care Facs. FAR,
                 Senior Living Cmntys. Proj., Ser. A,
                 VRDN* (LC; Fuji Bank Ltd.
                 and Banco de Santander S.A.),
                 3.95%, 6/3/98............................               700,000
       1,000  Mobile GO,
                 (Insd.; MBIA),
                 3.70%, 2/15/99...........................               999,890
       1,800  Phenix Cnty. IDB, EIR,
                 Mead Coated Board Proj.,
                 Ser. A, VRDN*
                 (LC; Toronto-Dominion Bank),
                 4.05%, 6/1/98............................             1,800,000
                                                                  --------------
                                                                       3,950,751
                                                                  --------------
Alaska--3.6%
       3,600  Alaska St. HF Corp.,
                 Ser. A, VRDN*
                 (LC; Credit Suisse Bank),
                 3.85%, 6/3/98............................             3,600,000
       2,000  Valdez Marine Term. Rev.,
                 Arco Trans. Proj., Ser. B, VRDN*
                 (Insd.; Atlantic Richfield Co.),
                 3.90%, 6/3/98............................             2,000,000
                                                                  --------------
                                                                       5,600,000
                                                                  --------------

Arizona--3.5%
       1,000  Arizona Edl. Ln. Mktg. Corp.,
                 ELR, Ser. A, VRDN*
                 (LC; Dresdner Bank AG),
                 3.95%, 6/3/98............................             1,000,000
       2,000  Cochise Cnty. PCR, SWDR,
                 Arizona Elec. Pwr. Coop. Inc. Proj.,
                 3.55%, 9/1/98**..........................             2,000,000
       2,400  Mohave Cnty. IDA, IDR,
                 Citizens Utilities,
                 3.80%, 8/25/98...........................             2,400,000
                                                                  --------------
                                                                       5,400,000
                                                                  --------------

California--1.4%
       1,000  California HEL, SLR,
                 Sr. Lien., Ser. A-1,
                 VRDN* (LC; SLMA),
                 4.00%, 7/1/98............................             1,000,000
         900  Orange Cnty. WD Ctfs. Partn.,
                 Ser. B, VRDN*
                 (LC; National Westminster Bank plc),
                 3.80%, 6/1/98............................               900,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
$        300  Regional Airports Improvements Corp.,
                 Los Angeles Int'l. Airports, VRDN*
                 (LC; Societe Generale Bank),
                 4.05%, 6/1/98............................        $      300,000
                                                                  --------------
                                                                       2,200,000
                                                                  --------------

Colorado--4.8%
         750  Colorado Springs Utilities Rev.,
                 Ser. A,
                 5.50%, 11/15/98..........................               756,480
              Denver City & Cnty.,
                 Colorado Airport Sys., Ser. 1997A,
                 (LC; Bayerische Landesbank
                 Girozentrale),
       2,800     3.50%, 6/9/98............................             2,800,000
       2,000     3.65%, 9/1/98............................             2,000,000
       2,000     3.75%, 8/11/98...........................             2,000,000
                                                                  --------------
                                                                       7,556,480
                                                                  --------------

Delaware--2.0%
              Delaware St. EDAR,
                 Delmarva Pwr. & Lt. Co. Proj.,
                 VRDN*
         300     Exempt Facs., Ser. A,
                 4.15%, 6/1/98 ...........................               300,000
       2,800     Gas Facs.,
                 4.15%, 6/1/98............................             2,800,000
                                                                  --------------
                                                                       3,100,000
                                                                  --------------

District of Columbia--.7%
       1,000  District of Columbia GO,
                 Ser. B, (Insd.; MBIA),
                 7.75%, 6/1/98 (A)........................             1,020,000
                                                                  --------------

Florida--4.6%
         400  Dade Cnty. IDA,
                 Florida Pwr. & Lt. Co., VRDN*
                 4.05%, 6/1/98............................               400,000
         500  Lee Cnty. Capital Improvements Rev.,
                 Ser. B, (Insd.; MBIA),
                 4.30%, 10/1/98...........................               500,954
       5,000  Orange Cnty. HFR,
                 Pooled Hospital Loan Program,
                 Ser. 1985, (Insd.; MBIA),
                 3.45%, 6/1/98............................             5,000,000
       1,250  Putnam Cnty. DA, PCR,
                 Seminole Elec. Co. Proj.,
                 Ser. H-1, VRDN*
                 3.95%, 6/3/98............................             1,250,000
                                                                  --------------
                                                                       7,150,954
                                                                  --------------
Georgia--4.9%
              Burke Cnty. DA, PCR,
                 Pwr. Co. Voltage,
       2,000     Ser. 3, VRDN*
                 4.05%, 6/1/98............................             2,000,000
       1,400     Ser. 5, VRDN*
                 4.00%, 6/1/98............................             1,400,000
       2,000  Georgia Municipal Electric Auth., Ser. B,
                 (LC; Morgan Guaranty Trust),
                 3.70%, 8/12/98...........................             2,000,000
       2,300  Georgia St. GO,
                 7.25%, 9/1/98............................             2,320,880
                                                                  --------------
                                                                       7,720,880
                                                                  --------------
Hawaii--1.0%
       1,000  Hawaii St. Secondary Mkt. Svcs. Corp.,
                 SLR, Ser. II, VRDN*
                 (LC; National Westminster Bank plc),
                 4.00%, 6/3/98............................             1,000,000
         500  Honolulu City & Cnty. GO,
                 Ref. & Improvements, Ser. B,
                 4.50%, 10/1/98...........................               501,199
                                                                  --------------
                                                                       1,501,199
                                                                  --------------
Illinois--6.8%
       5,100     Chicago O'Hare Int'l. Airport, Ser. B, VRDN*
                 (LC; Societe Generale Bank),
                 3.95%, 6/3/98............................             5,100,000
         300  Cicero GO, Tax Increment,
                 Ser. A, (Insd.; AMBAC),
                 4.45%, 12/1/98...........................               300,829

May 31, 1998
================================================================================
SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Illinois (cont'd.)
$      1,700  Illinois Hlth. FAR,
                 Hosp. Sisters Svc. Proj.,
                 Ser. E, VRDN*
                 (Insd.; MBIA),
                 3.95%, 6/3/98............................        $    1,700,000
       2,900  Joliet Regl. Port Dist.,
                 Exxon Proj., VRDN*
                 4.00%, 6/1/98............................             2,900,000
         655  University Rev.,
                 Auxiliary Facs. Sys.,
                 (Insd.; MBIA),
                 4.00%, 10/1/98...........................               655,629
                                                                  --------------
                                                                      10,656,458
                                                                  --------------
Indiana--3.1%
       4,800  City of Indianapolis Gas & Util. Sys.,
                 3.60%, 6/10/98...........................             4,800,000
                                                                  --------------
Kentucky--1.4%
         200  Boone Cnty. PCR,
                 Cincinnati Gas & Elec. Co. Proj.,
                 Ser. A, VRDN*
                 (LC; Union Bank of Switzerland),
                 3.90%, 6/1/98............................               200,000
            2,000       Kentucky HEL, Student Loan Corp.,
                 SLR, Ser. E, VRDN*
                 (Insd.; AMBAC),
                 3.95%, 6/3/98............................             2,000,000
                                                                  --------------
                                                                       2,200,000
                                                                  --------------
Louisiana--1.0%
       1,000  Jefferson Sales Tax Dist.,
                 Special STR,
                 Ser. A, (Insd.; FGIC),
                 6.25%, 12/1/98...........................             1,012,675
         500  Louisiana St. Gas & Fuel Tax Rev.,
                 Ser. A, (Insd.; FGIC),
                 7.00%, 11/15/98..........................               507,426
                                                                  --------------
                                                                       1,520,101
                                                                  --------------
Maryland--3.9%
              Anne Arundel Cnty. EDR,
                 Baltimore Gas & Elec. Co. Proj.,
       3,000     3.65%, 6/1/98............................             3,000,000
       2,000     3.75%, 9/2/98............................             2,000,000
       1,000  Montgomery Cnty. GO,
                 Constr. Pub. Improvements, Ser. A,
                 5.00%, 5/1/99............................             1,011,547
                                                                  --------------
                                                                       6,011,547
                                                                  --------------
Michigan--4.2%
       1,000  Michigan Mun. Bd. Auth. Rev., Ser. B,
                 4.50%, 7/2/98............................             1,000,572
       4,100  University of Michigan,
                 Hosp. Rev., Ser. A,
                 4.00%, 6/1/98............................             4,100,000
       1,375  Wayne-Westland Cmnty. Schs. GO,
                 5.00%, 5/1/99............................             1,389,341
                                                                  --------------
                                                                       6,489,913
                                                                  --------------

Missouri--3.0%
              Missouri EIERA, PCR,
                 Union Elec. Co. Proj., Ser. A,
         600     (LC; Swiss Bank Corp.),
                 3.95%, 6/1/98............................               600,000
       4,000     (LC; Union Bank of Switzerland),
                 3.70%, 9/8/98............................             4,000,000
                                                                  --------------
                                                                      4,600,000
                                                                  --------------

Nebraska--2.4%
              Nebraska HEL Prog.,
                 Student Loan Prog., (LC; SLMA),
       2,100     Ser. A, VRDN*
                 3.95%, 6/3/98............................             2,100,000
       1,600     Ser. C, VRDN*
                 3.95%, 6/3/98............................             1,600,000
                                                                  --------------
                                                                       3,700,000
                                                                  --------------

Nevada--.6%
         300  Clark Cnty. AIR,
                 Sub. Lien, Ser. A-2, VRDN*
                 (LC; Union Bank of Switzerland),
                 4.00%, 6/3/98............................               300,000
         575  Henderson City GO,
                 Parks & Rec. Proj., Ser. A,
                 (Insd.; FGIC),
                 6.25%, 6/1/98............................               575,000
                                                                  --------------
                                                                         875,000
                                                                  --------------

New Jersey--1.0%
         400  Monmouth Cnty. GO,
                 5.00%, 7/1/98............................               400,453
       1,210  Parsippany-Troy Hills Township GO,
                 4.50%, 12/1/98...........................             1,215,385
                                                                  --------------
                                                                       1,615,838
                                                                  --------------

New Mexico--.4%
         665  Santa Fe Gross Receipts, Tax Rev.,
                 Ser. A, (Insd.; AMBAC),
                 4.25%, 6/1/98............................               665,000
                                                                  --------------

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
New York--6.8%
$      1,500  Babylon IDA, RRR,
                 Ogden Martin Sys. Babylon Inc.,
                 Ser. C,
                 8.50%, 7/1/98 (A)........................        $    1,550,443
       1,000  Long Island Power Authority Rev.,
                 3.70%, 10/19/98..........................             1,000,000
       2,000  Nassau Cnty. RAN's,
                 Ser. A, dtd. 5/12/98,
                 4.00%, 3/10/99...........................             2,003,640
       1,000  New York City Transitional FAR,
                 Future Tax, Second Ser. C, VRDN*
                 3.95%, 6/1/98............................             1,000,000
       3,800  New York City Water & Sewer Auth.,
                 Ser. 4,
                 3.45%, 6/25/98...........................             3,800,000
         700  New York St. DAR,
                 Montefiore Med. Ctr. Proj.,
                 (Insd.; AMBAC),
                 4.50%, 8/1/98............................               700,733
         500  New York St. EFC, PCR,
              St. Wtr. Revolving Fd., Ser. A,
                 4.80%, 6/15/98...........................               500,171
                                                                  --------------
                                                                      10,554,987
                                                                  --------------

Ohio--2.6%
              Ohio St. Air Quality DA,
       1,000     JMG Fdg. Ltd. Proj.,
                 Ser. B, VRDN*
                 (LC; Societe Generale Bank),
                 3.90%, 6/3/98............................             1,000,000
       2,100     Pollution Control Cleveland Elec.,
                 Ser. B, (Insd.; FGIC),
                 3.70%, 9/8/98............................             2,100,000
       1,000  Ohio St. GO,
                 5.30%, 8/1/98............................             1,003,035
                                                                  --------------
                                                                       4,103,035
                                                                  --------------

Pennsylvania--3.2%
         700  Bethlehem Area Sch. Dist. GO,
                 Ser. A, (Insd.; AMBAC),
                 6.25%, 9/1/98............................               703,927
         300  Pennsylvania St. GO,
                 Refunding & Projects, Ser. 2nd,
                 4.75%, 6/15/98...........................               300,078

       2,000  Pennsylvania St. HEA, SLR,
                 Ser. A, VRDN*
                 (LC; SLMA),
                 3.90%, 6/3/98............................             2,000,000
       1,000  Peters Township Sch. Dist. GO,
                 (Insd.; FGIC),
                 5.50%, 5/15/99...........................             1,015,750
       1,000  Philadelphia TRAN's,
                 Ser. A, dtd. 7/2/97,
                 4.50%, 6/30/98...........................             1,000,382
                                                                  --------------
                                                                       5,020,137
                                                                  --------------

Tennessee--1.5%
       2,300  Hamilton Cnty. IDR,
                 Seaboard Feeds Inc. Proj., VRDN*
                 (LC; Bank of New York),
                 4.00%, 6/4/98............................             2,300,000
                                                                  --------------

Texas--15.4%
       1,000  Brazos HEA,
                 Ser. B-1, VRDN*
                 (CS; SLMA),
                 4.00%, 6/3/98............................             1,000,000
       3,000  Brazos River Auth.,
                 Ser. 1993,
                 3.70%, 6/1/98............................             3,000,000
              Harris Cnty. GO,
       1,400     4.00%, 10/1/98...........................             1,400,725
       1,000     5.75%, 10/1/98...........................             1,006,933
              Harris Cnty. HFDCR,
                 St. Lukes Episcopal Hosp.,VRDN*
         900     Ser. A,
                 4.05%, 6/1/98............................               900,000
         400     Ser. B,
                 4.05%, 6/1/98............................               400,000
       2,600  Harris Cnty. ID Corp.,
                 Marine Terminal Rev.,
                 Lubrizol Corp. Proj., VRDN*
                 3.85%, 6/3/98............................             2,600,000
              Lone Star Airport Improvements Auth.,
                 Multiple Mode, VRDN*
                 (LC; Royal Bank of Canada),
         200     Ser. B-1,
                 4.00%, 6/1/98............................               200,000
         100     Ser. B-3,
                 4.00%, 6/1/98............................               100,000

May 31, 1998
================================================================================
SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Texas (cont'd.)
$      1,400  Lower Colorado River Auth. Tex. Rev.,
                 Jr. Lien, Ser. 3rd Suppl., VRDN*
                 (Insd.; MBIA),
                 3.90%, 6/3/98............................       $    1,400,000
         600  North Central HFDCR,
                 Presbyterian Hosp. Med. Center,
                 Ser. C, VRDN*
                 (Insd.; MBIA),
                 4.00%, 6/3/98............................              600,000
         750  Round Rock GO,
                 (Insd.; FGIC),
                 6.40%, 8/1/98............................              753,333
       2,800  Southwest HEA,
                 Southern Methodist Univ.,
                 (LC; Morgan Guaranty Trust
                 and J.P. Morgan),
                 4.10%, 6/1/98............................            2,800,000
         510  Texas HEA, EEIR, Ser. B, VRDN*
                 (Insd.; FGIC),
                 3.90%, 6/3/98............................              510,000
       3,300  Texas Housing & Cmnty. Affairs,
                 Ser. A,
                 3.65%, 7/8/98............................            3,300,000
       2,000  Texas Municipal Pwr. Agy.,
                 3.70%, 8/10/98...........................            2,000,000
            2,000       Texas St. TRAN's, Ser. A,
                 dtd. 9/2/97,
                 4.75%, 8/31/98...........................            2,004,953
                                                                 --------------
                                                                     23,975,944
                                                                 --------------

Utah--5.1%
              Intermountain Pwr. Agy.,
                 (Insd.; AMBAC),
       3,000     Ser. '85E,
                 3.70%, 8/24/98...........................            3,000,000
       2,000     Ser. '85F,
                 3.75%, 9/14/98...........................            2,000,000
       1,000  Intermountain Pwr. Agy., PSR,
                 Ser. E, (LC; Swiss Bank Corp.),
                 3.45%, 9/15/98...........................            1,000,000
       2,000  Utah St. Brd. Regents SLR,
                 Ser. L, VRDN*
                 (Insd.; AMBAC),
                 4.00%, 6/3/98............................            2,000,000
                                                                 --------------
                                                                      8,000,000
                                                                 --------------

Virginia--3.9%
       4,800  Fairfax Cnty. IDA,
                 Ser. '93B,
                 3.40%, 6/3/98............................            4,800,000
         500  Norfolk IDA Rev.,
                 Sentara Hosp. Proj., Ser. B,
                 7.875%, 11/1/98 (A)......................              518,143
         800  Virginia St. Res. Auth.,
                 Water Sys. Rev.,
                 7.875%, 10/1/98 (A)......................              826,384
                                                                 --------------
                                                                      6,144,527
                                                                 --------------
Washington--1.8%
       1,025  Seattle City GO, Ser. B,
                 4.00%, 8/1/98............................            1,025,123
              Washington St. GO,
         500     Ser. B, 5.90%, 6/1/98....................              500,000
         500     7.10%, 6/1/98............................              500,000
         850     Ser. '89A, 7.20%, 9/1/98 (A).............              857,290
                                                                 --------------
                                                                      2,882,413
                                                                 --------------
West Virginia--.6%
       1,000  West Virginia Pub. Auth. Rev.,
                 Morgantown Assoc. Proj.,
                 (LC; Swiss Bank Corp.),
                 3.80%, 6/10/98...........................            1,000,000
                                                                 --------------
Wisconsin--4.2%
       2,600  Milwaukee Rev.,
                 Sch. Order Notes, Ser. B,
                 4.25%, 8/27/98...........................            2,602,588
         450  Wisconsin HFR,
                 Columbia Hosp. Inc.,
                 (Insd.; MBIA),
                 5.80%, 11/15/98..........................              453,798
         500  Wisconsin HHEFAR,
                 Childrens Hosp. Wisconsin Proj.,
                 Ser. B, (Insd.; FGIC),
                 7.625%, 8/15/98 (A)......................              513,674
       2,900  Wisconsin St. HFFAR,
                 Hosp. Sisters Oblig.,
                 Ser. G, VRDN* (Insd.; MBIA),
                 3.95%, 6/3/98............................            2,900,000
                                                                 --------------
                                                                      6,470,060
                                                                 --------------
Total Investments
   (amortized cost--$158,785,224+)............      101.9%       $  158,785,224

Liabilities in Excess
   of Other Assets...........................        (1.9)           (2,934,470)
                                                    -----        --------------

Total Net Assets.............................       100.0%       $  155,850,754
                                                    =====        ==============

================================================================================

================================================================================

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
California--97.4%
$        500  Alameda Contra Costa School FA,
                 Capital Improvements, Ser. B, VRDN*
                 (LC; Canadian Imperial Bank
                 of Commerce),
                 3.55%, 6/4/98............................            $  500,000
         320  Alameda Cnty. IDA, Indl. Rev.,
                 Intermountain Trading, VRDN*
                 (LC; California St. Tchrs. Ret. Fd.),
                 3.65%, 6/3/98............................               320,000
       1,900  Anaheim Ctfs. Partn.,
                 1993 Ref. Projs., VRDN*
                 (LC; ABN-Amro Bank),
                 3.70%, 6/3/98............................             1,900,000
              California HFFAR,
                 Hosp. Adventist Hlth. Sys.,
                 (LC; California St. Tchrs. Ret. Fd.),
       2,200     Ser. A, VRDN*
                 3.75%, 6/1/98............................             2,200,000
       1,000     Ser. B, VRDN*
                 3.75%, 6/1/98............................             1,000,000
       2,000     Kaiser Permanente Proj.,
                 Ser. A, VRDN*
                 3.80%, 6/3/98............................             2,000,000
       2,000     Memorial Hlth. Svcs. Proj., VRDN*
                 3.65%, 6/3/98............................             2,000,000
              California PCFA, PCR,
       2,000     Homestake Mining Proj., Ser. '84A,
                 VRDN* (LC; Bank of Nova Scotia),
                 3.75%, 6/3/98............................             2,000,000
                 Pacific Gas & Elec. Co.,
       1,000     Ser. A, VRDN*
                 (LC; Swiss Bank Corp.),
                 3.75%, 6/3/98............................             1,000,000
       1,700     Ser. B, VRDN*
                 (LC; Deutsche Bank AG),
                 3.85%, 6/1/98............................             1,700,000
       2,200     Ser. C, VRDN*
                 (LC; Bank of America),
                 3.80%, 6/1/98............................             2,200,000
         600     Ser. D, VRDN*
                 3.90%, 6/3/98............................               600,000
         100     Southern California Edison,
                 Ser. A, VRDN*
                 3.90%, 6/1/98............................               100,000
       2,000  California PCFA, PCR, RRR,
                 Wadham Energy Proj., Ser. C,
                 VRDN* (LC; Banque de Paribas),
                 4.50%, 6/3/98 ...........................             2,000,000
        400  California PCFA, SWDR,
                 Shell Oil Co. Martinez Proj.,
                 Ser. A, VRDN*
                 3.80%, 6/1/98............................               400,000
              California PCR,
                 Pacific Gas & Elec. Co., Ser. 1996D,
                 (LC; Union Bank of Switzerland),
       1,000     3.45%, 9/1/98............................             1,000,000
       2,500     3.60%, 8/11/98...........................             2,500,000
       1,000  California SCD Auth. Multifamily Rev.,
                 Greenback Manor Apts.,
                 Ser. A, VRDN*
                 (LC; East West Bank and FHLB),
                 3.70%, 6/4/98............................             1,000,000
              California SCD Auth. Rev. Ctfs. Partn.,
         600     John Muir/Mt. Diablo Hlth.,
                 VRDN* (Insd.; AMBAC),
                 3.80%, 6/1/98............................               600,000
              California SCD Corp. Rev., ID,
                 (LC; California St. Tchrs. Ret. Fd.),
         695     Florestone Prod. Proj., VRDN*
                 3.70%, 6/3/98............................               695,000
       1,950     South Bay Circuits Proj., VRDN*
                 3.70%, 6/3/98............................             1,950,000
         700     Staub Prod. Proj., Ser. A, VRDN*
                 3.70%, 6/3/98............................               700,000
         200     Upholstery Prod. Proj., VRDN*
                 3.70%, 6/3/98............................               200,000
       2,000     California St. Dept. of Water,
                 3.55%, 9/8/98 ...........................             2,000,000
       4,600  California St. GO,
                 3.50%, 6/10/98...........................             4,600,000
       3,500  California St. RAN's,
                 dtd. 9/9/97,
                 4.50%, 6/30/98...........................             3,502,312
       1,250  Contra Costa Cnty. TRAN's,
                 Ser. A, dtd. 7/1/97,
                 4.50%, 7/1/98............................             1,250,709
         615  Countywide Pub. FAR,
                 (Insd.; MBIA),
                 4.10%, 8/1/98............................               615,607
       1,400  Fresno USD,
                 Ser. D, (Insd.; FSA),
                 4.50%, 2/1/99............................             1,407,206

May 31, 1998
================================================================================
SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
California (cont'd.)
$      2,180  Irvine Pub. Facs. & Infrastructure,
                 Auth. Lease Rev.,
                 Capital Improvements Proj., VRDN*
                 (LC; National Westminster Bank plc),
                 3.55%, 6/4/98............................        $    2,180,000
       1,200  Irvine Ranch WD, Ser. A,
                 VRDN* (LC; Bank of America),
                 3.75%, 6/1/98............................             1,200,000
       1,500  Los Angeles TRAN's,
                 dtd. 7/1/97,
                 4.50%, 6/30/98...........................             1,500,754
       1,500  Los Angeles USD TRAN's,
                 dtd. 7/1/97,
                 4.50%, 7/1/98............................             1,500,790
       1,090  Oakland TRAN's,
                 dtd. 7/24/97,
                 4.50%, 6/30/98...........................             1,090,616
       1,500  Orange Cnty. WD Ctfs. Partn.,
                 Ser. B, VRDN*
                 (LC; National Westminster Bank plc),
                 3.80%, 6/1/98............................             1,500,000
       2,000  Riverside Cnty. TRAN's,
                 Ser. A, dtd. 7/1/97,
                 4.50%, 6/30/98...........................             2,000,840
       1,000  Sacramento Cnty. TRAN's,
                 dtd. 7/1/97,
                 4.50%, 9/30/98...........................             1,002,260
         250  San Diego TRAN's,
                 dtd. 7/1/97,
                 (LC; Canadian Imperial Bank of
                 Commerce and Bank of Nova Scotia),
                 4.50%, 9/30/98...........................               250,586
       1,965  San Diego Unified Port Dist.,
                 Subordinate Airport Rev., Ser. A,
                 3.45%, 8/24/98...........................             1,965,000
       2,000  Santa Barbara Cnty. TRAN's,
                 Ser. A, dtd. 7/1/97,
                 4.50%, 10/1/98...........................             2,004,897
         872  Santa Clara Cnty. El Camino
                 Dist. Hosp. FAR,
                 Lease - VY Med. Ctr. Proj.,
                 Ser. A, VRDN*
                 (LC; Bayerische Vereinsbank AG),
                 3.60%, 6/2/98............................               872,000
       1,200  Santa Clara Cnty. FAR,
                 VMC Fac. Replacement Proj.,
                 Ser. B, VRDN*
                 (LC; Union Bank of Switzerland),
                 3.65%, 6/3/98............................             1,200,000
       1,000  South Coast Local Education Agencies
                 TRAN's, dtd. 7/1/97, (Insd.; MBIA),
                 4.50%, 6/30/98...........................             1,000,535
         300  Stockton Multifamily Housing Rev.,
                 Mariners Pointe Assoc., Ser. A,
                 VRDN* (LC; Bank of America),
                 3.75%, 6/3/98............................               300,000
                                                                  --------------
                                                                      61,509,112
                                                                  --------------

Puerto Rico--1.2%
         500  Puerto Rico Commonwealth,
                 Aqueduct & Sewer Auth. Rev., Ser. A,
                 7.00%, 7/1/98 (A)........................               511,253
         250  Puerto Rico Elec. PAR, Ser. M,
                 8.00%, 7/1/98 (A)........................               255,812
                                                                  --------------
                                                                         767,065
                                                                  --------------

Total Investments
   (amortized cost--$62,276,177+).............       98.6%        $   62,276,177

Other Assets in Excess
   of Liabilities............................         1.4                912,079
                                                    -----         --------------

Total Net Assets ............................       100.0%        $   63,188,256
                                                    =====         ==============

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
New York--98.6%
              Babylon IDA, RRR,
$        600     OFS Equity Babylon Proj., VRDN*
                 (LC; Union Bank of Switzerland),
                 4.00%, 6/1/98............................        $      600,000
       1,450     Ogden Martin Sys. Babylon Inc., Ser. C,
                 8.50%, 7/1/98 (A)........................             1,498,761
       1,000  Battery Park City Auth. Rev.,
                 6.50%, 5/1/99 (A)........................             1,024,916
         345  Brookhaven GO,
                 Ser. A, (Insd.; MBIA),
                 7.00%, 11/1/98...........................               349,644
       2,000  Long Island Power Authority Rev., Ser. B,
                 3.70%, 11/16/98..........................             2,000,000
         500  MTA, Svc. Contract,
                 Commuter Facs., Ser. K,
                 (Insd.; AMBAC),
                 7.50%, 7/1/98 (A)........................               511,403
       1,000  Nassau Cnty. BAN's,
                 Ser. B, dtd. 4/1/98,
                 4.00%, 8/17/98...........................             1,000,870

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
$      1,000  Nassau Cnty. GO,
                 General Improvements,
                 Ser. O, (Insd.; FGIC),
                 5.625%, 8/1/98...........................        $    1,003,376
       1,000  Nassau Cnty. TAN's,
                 Ser. B, dtd. 12/23/97,
                 4.25%, 8/31/98...........................             1,001,142
              New York City GO,
         700     Ser. B, VRDN*
                 (Insd.; FGIC),
                 4.10%, 6/1/98............................               700,000
       2,000     Sub. Ser. B,
                 (LC; Chase Manhattan Bank),
                 3.70%, 8/20/98...........................             2,000,000
         600     Sub. Ser. B2, VRDN*
                 (LC; Morgan Guaranty Trust),
                 4.10%, 6/1/98............................               600,000
       1,700     Ser. B-Sub. Ser. B5, VRDN*
                 (Insd.; MBIA),
                 4.00%, 6/1/98............................             1,700,000
       1,500     Sub. Ser. H-3,
                 3.70%, 7/30/98...........................             1,500,000
         800  New York City Housing
                 Dev. Corp. Mtg. Rev.,
                 Multifamily 400 W. 59th St., Ser. A2,
                 VRDN* (LC; Bayerische Hypotheken),
                 3.95%, 6/3/98............................               800,000
              New York City IDA, IDR,
       1,000     JFK Field Hotel Assoc. Proj.,
                 VRDN* (LC; Banque Indosuez),
                 3.95%, 6/3/98............................             1,000,000
       1,000     La Guardia Airport Assoc. Proj.,
                 VRDN* (LC; Banque Indosuez),
                 3.95%, 6/3/98............................             1,000,000
       2,000  New York City Mun. Asst. Corp., Ser. E,
                 4.10%, 7/1/98............................             2,000,430
              New York City MWFA,
       1,800     (LC; Canadian Imperial Bank
                 of Commerce),
                 3.70%, 6/9/98............................             1,800,000
                 Water & Sewer Sys. Rev.,
       1,940     Ser. A, (Insd.; FGIC),
                 4.00%, 6/1/98............................             1,940,000
       1,455     Ser. B, (Insd.; FGIC),
                 7.00%, 6/15/98 (A).......................             1,478,731
       1,000  New York City RAN's,
                 Ser. A, dtd. 10/15/97,
                 (LC; Morgan Guaranty Trust and
                 Westdeutsche Landesbank),
                 4.50%, 6/30/98...........................             1,000,504
              New York City Trust CRR,
       2,000     Carnegie Hall Proj.,VRDN*
                 (LC; Westdeutsche Landesbank),
                 3.70%, 6/3/98............................             2,000,000
       1,700     Museum of Broadcasting Proj.,
                 VRDN* (LC; Kredietbank NV),
                 3.90%, 6/3/98............................             1,700,000
              New York City Water & Sewer,
       2,000     Ser. 3,
                 3.70%, 6/25/98...........................             2,000,000
         800     Ser. 4,
                 3.45%, 6/25/98...........................               800,000
              New York St. DAR,
       1,000     Columbia Univ., Ser. A,
                 3.75%, 7/1/98............................             1,000,181
                 Memorial Sloan-Kettering Cancer
                 Center, (LC; Chase Manhattan Bank),
                 Ser. 1989 A,
       1,400     3.55%, 6/10/98...........................             1,400,000
       1,000     3.65%, 8/11/98...........................             1,000,000
       2,300     3.70%, 8/14/98...........................             2,300,000
       1,325     Metropolitan Museum of Art Proj.,
                 Ser. B, VRDN* (Insd.; MBIA),
                 3.80%, 6/3/98............................             1,325,000
         505     Miriam Osborn Memorial Home Proj.,
                 Ser. A, VRDN*
                 (LC; Banque de Paribas),
                 4.00%, 6/3/98............................               505,000
       1,200     St. Francis Center at the Knolls,
                 VRDN* (LC; Banque de Paribas),
                 4.15%, 6/1/98............................             1,200,000
         400  New York St. EFC, PCR,
                 St. Wtr. Revolving Fd., Ser. E,
                 5.90%, 6/15/98...........................               400,303
       3,600  New York St. ERDA, Gas Facs. Rev.,
                 Brooklyn Union Gas Proj.,
                 Ser. A2, VRDN*
                 (Insd.; MBIA),
                 3.95%, 6/3/98............................             3,600,000
              New York St. ERDA, PCR,
                 New York St. Elec. & Gas Proj.,
       2,000     Ser. B,
                 (LC; Union Bank of Switzerland),
                 3.80%, 10/15/98**........................             2,000,000
       1,265     Ser. C, VRDN*
                 (LC; Morgan Guaranty Trust),
                 3.95%, 6/1/98............................             1,265,000
         900     Ser. D, VRDN*
                 (LC; Union Bank of Switzerland),
                 3.95%, 6/1/98............................               900,000
         500     Niagara Mohawk Power Corp.,
                 Ser. C, VRDN*
                 (LC; Canadian Imperial Bank
                 of Commerce),
                 4.05%, 6/1/98............................               500,000

May 31, 1998
================================================================================
SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
New York (cont'd.)
$      1,300     Rochester Gas & Elec. Co. Proj.,
                 Ser. A, VRDN*
                 (LC; Credit Suisse Bank),
                 3.75%, 6/3/98............................        $    1,300,000
         875  New York St. HFA,
                 State University Constr., Ser. A,
                 8.00%, 11/1/98 (A).......................               908,400
         100  New York St. JDA, St. Gtd.,
                 Ser. A1-A42, VRDN*
                 4.05%, 6/1/98............................               100,000
       2,000  New York St. LGAC,
                 Ser. E, VRDN*
                 (LC; Canadian Imperial Bank
                 of Commerce),
                 3.90%, 6/3/98............................             2,000,000
         485  New York St. Med. Care Facs., FAR,
                 7.875%, 8/15/98 (A)......................               498,539
       3,000  New York St. PAR,
                 3.60%, 9/1/98**..........................             3,000,000
         493  Niagara Cnty. IDA, IDR,
                 Pyron Corp. Proj., VRDN*
                 (LC; Chase Manhattan Bank),
                 3.90%, 6/3/98............................               493,000
         500  Otsego Cnty. IDA, CFR,
                 Bassett Healthcare Proj.,
                 Ser. B, (Insd.; MBIA),
                 4.25%, 11/1/98...........................               501,103
       1,390  Port Auth. of New York & New Jersey,
                 Ser. B,
                 3.55%, 6/10/98...........................             1,390,000
         400  Rochester GO,
                 Ser. A, (Insd.; AMBAC),
                 4.25%, 9/15/98...........................               400,423
       1,000  Sachem Central School Dist.
                 Holbrook TAN's, dtd. 7/10/97,
                 (CS.; St. Aid Withholding),
                 4.25%, 6/25/98...........................             1,000,247
       1,000  Saint Lawrence Cnty. IDA, EIR,
                 Reynolds Metals Co. Proj.,
                 VRDN* (LC; Royal Bank of Canada),
                 4.10%, 6/3/98............................             1,000,000
         495  Schenectady GO,
                 Public Improvement,
                 (Insd.; AMBAC),
                 4.90%, 5/15/99...........................               500,043
         825  Southampton GO,
                 (Insd.; FGIC),
                 6.95%, 6/1/98............................               825,000
       1,000  Suffolk Cnty. IDA, IDR,
                 Nissequogue Cogen Ptnrs. Proj.,
                 VRDN* (LC; Toronto-Dominion
                 Bank),
                 4.10%, 6/3/98............................             1,000,000
         450  Wallkill IDA, PCR,
                 Reynolds Metals Co. Proj.,
                 VRDN* (LC; Dresdner Bank AG),
                 3.80%, 6/3/98............................               450,000
         350  Yonkers GO,
                 Ser. C, (Insd.; FGIC),
                 5.50%, 8/1/98............................               350,937
                                                                  --------------

Total Investments
   (amortized cost--$66,122,953+).............       98.6%        $   66,122,953

Other Assets in Excess
   of Liabilities............................         1.4                964,249
                                                    -----         --------------

Total Net Assets.............................       100.0%        $   67,087,202
                                                    =====         ==============

--------------------------------------------------------------------------------
+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.
** These issues carry an optional put feature. Date shown is the exercise date of the put.
(A) Pre-refunded to the date shown. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date. See accompanying notes to financial statements.

================================================================================

================================================================================

General Abbreviations:

AD                Apartment Development
AIR               Airport Improvement Revenue
AMBAC             American Mortgage Bond Assurance Corporation
BAN               Bond Anticipation Note
BFA               Business Finance Authority
CDR               Community Development Revenue
CFR               Civic Facility Revenue
CRR               Cultural Resources Revenue
CS                Credit Support
DA                Development Authority
DAR               Dormitory Authority Revenue
DWR               Department of Water Resources
EDA               Economic Development Authority
EDAR              Economic Development Authority Revenue
EDR               Economic Development Revenue
EEIR              Education Equipment & Improvement Revenue
EFC               Environmental Facilities Corporation
EFR               Electric Facilities Revenue
EIERA             Environmental Improvement & Energy
                     Resource Authority
EIR               Environment Improvement Revenue
ELR               Educational Loan Revenue
ERDA              Energy Research & Development Authority
FA                Finance Authority
FAGR              Finance Agency Revenue
FAR               Finance Authority Revenue
FGIC              Financial Guaranty Insurance Corporation
FSA               Financial Security Assurance
GAR               General Authority Revenue
GFR               General Fund Revenue
GO                General Obligation
HAR               Hospital Authority Revenue
HDA               Housing Development Authority
HEA               Higher Education Authority
HEAA              Higher Education Assistance Revenue
HEL               Higher Education Loan
HF                Housing Finance
HFA               Housing Finance Authority
HFAMR             Housing Finance Agency Mortgage Revenue
HFASFR            Housing Finance Authority Single Family Revenue
HFC               Housing Finance Committee
HFDCR             Health Facilities Development Corporation Revenue
HFF               Health Facilities Financing
HFFAR             Health Facilities Financing Authority Revenue
HFR               Health Facilities Revenue
HHEFAR            Health & Higher Educational Facilities Authority Revenue
HR                Hospital Revenue
HMFA              Housing Mortgage Finance Authority
HMFC              Housing Mortgage Finance Corporation
ID                Industrial Development
IDA               Industrial Development Authority
IDB               Industrial Development Board
IDR               Industrial Development Revenue
IFA               Industrial Finance Agency
JDA               Job Development Authority
LC                Letter of Credit
LGAC              Local Government Assistance Corp.
MBIA              Municipal Bond Investors Assurance
MFA               Municipal Finance Authority
MFHR              Multiple Family Housing Revenue
MMR               Multiple Family Mortgage Revenue
MTA               Metropolitan Transportation Authority
MUD               Municipal Utility District
MUDER             Municipal Utility District Electric Revenue
MWFA              Municipal Water Finance Authority
MWFSSR            Municipal Water Finance Sewer System Revenue
PAR               Power Authority Revenue
PCC               Pollution Control Corporation
PCFA              Pollution Control Financing Authority
PCFR              Pollution Control Facilities Revenue
PCR               Pollution Control Revenue
PFA               Public Facility Authority
PPA               Public Power Authority
PPR               Public Power Revenue
PSA               Public School Authority
PSR               Power Supply Revenue
RAN               Revenue Anticipation Note
RRR               Resource Recovery Revenue
SCD               Statewide Communities Development
SLMA              Student Loan Marketing Association
SLR               Student Loan Revenue
STR               Sales Tax Revenue
SWDR              Solid Waste Disposal Revenue
TA                Transportation Authority
TAN               Tax Anticipation Note
TRAN              Tax Revenue Anticipation Note
USD               Unified School District
WD                Water District
WDA               Waste Disposal Authority

May 31, 1998
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
================================================================================

                                        ---------------    ---------------    ---------------    ---------------    ---------------
                                                                                   General          California          New York
                                            Primary            Government         Municipal          Municipal          Municipal
                                           Portfolio           Portfolio          Portfolio          Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Assets
    Investments, at value
       (amortized cost--
       $2,211,314,570, $91,063,071,
       $158,785,224, $62,276,177 and
       $66,122,953, respectively) ....  $ 2,211,314,570    $    91,063,071      $ 158,785,224    $    62,276,177    $    66,122,953
    Cash .............................           45,306            103,074            303,909             83,940            316,233
    Receivable from investments sold .               --                 --                 --            100,000            190,000
    Receivable from capital stock sold           56,982             28,357              5,238                 --              8,115
    Interest receivable ..............        5,281,539             45,099          1,323,304            797,609            537,946
    Prepaid expenses and other assets           135,034             20,655             26,600              4,423              3,705
                                        ---------------    ---------------    ---------------    ---------------    ---------------
    Total Assets .....................    2,216,833,431         91,260,256        160,444,275         63,262,149         67,178,952
                                        ---------------    ---------------    ---------------    ---------------    ---------------

Liabilities
    Payable for investments purchased                --                 --          4,406,391                 --                 --
    Payable for capital stock redeemed            7,032                665             16,952                 --              9,386
    Investment advisory fee payable ..           98,517              4,981              8,193              3,432              3,651
    Distribution fee payable .........           60,204              2,491              4,247              1,716              1,826
    Dividends payable ................        2,879,798            114,178            116,784             45,474             48,927
    Other payables and accrued
       expenses ......................          449,075             35,018             40,954             23,271             27,960
                                        ---------------    ---------------    ---------------    ---------------    ---------------
    Total Liabilities ................        3,494,626            157,333          4,593,521             73,893             91,750
                                        ---------------    ---------------    ---------------    ---------------    ---------------
    Total Net Assets .................  $ 2,213,338,805    $    91,102,923    $   155,850,754    $    63,188,256    $    67,087,202
                                        ===============    ===============    ===============    ===============    ===============


Composition of Net Assets
    Par value ($.0001 per share,
       10 billion shares
       authorized for each portfolio)   $       221,338    $         9,113    $        15,594    $         6,322    $         6,711
    Paid-in-capital in excess of par .    2,213,118,840         91,093,956        155,916,296         63,213,381         67,105,086
    Accumulated net realized
       loss on investments ...........           (1,373)              (146)           (81,136)           (31,447)           (24,595)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
    Total Net Assets .................  $ 2,213,338,805    $    91,102,923    $   155,850,754    $    63,188,256    $    67,087,202
                                        ===============    ===============    ===============    ===============    ===============
    Shares outstanding ...............    2,213,379,348         91,125,262        155,944,882         63,219,704         67,111,797
                                        ---------------    ---------------    ---------------    ---------------    ---------------
    Net asset value per share ........            $1.00              $1.00              $1.00              $1.00              $1.00
                                        ===============    ===============    ===============    ===============    ===============


See accompanying notes to financial statements.

Six months ended May 31, 1998
================================================================================
STATEMENTS OF OPERATIONS (unaudited)
================================================================================

                                                   ------------     ------------     ------------     ------------     ------------
                                                                                        General        California        New York
                                                     Primary          Government       Municipal        Municipal        Municipal
                                                    Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
                                                   ------------     ------------     ------------     ------------     ------------
Investment Income
    Interest ..................................    $ 61,976,737     $  2,718,728     $  2,829,567     $  1,067,409     $  1,336,022
                                                   ------------     ------------     ------------     ------------     ------------

Operating Expenses
    Investment advisory fee (note 2a) .........       4,460,655          242,533          377,942          154,640          189,470
    Distribution fee (note 2b) ................       2,725,580          121,472          196,117           77,320           94,735
    Transfer and dividend
       disbursing agent fees ..................         730,507           22,480           27,806            9,885           24,828
    Administrative services fee ...............         541,823           23,462           38,903           15,682           16,500
    Shareholder services fee ..................         221,133           10,344           16,399            6,309            8,694
    Custodian fees (note 1g) ..................          75,775           17,760           21,291            7,644            8,987
    Reports and notices to
       shareholders ...........................          61,098            1,372            2,059              687              687
    Registration fees .........................          35,386            6,365           12,660              511              124
    Audit fees ................................          21,195            7,045            7,065            7,027            7,033
    Directors' fees and expenses ..............          16,455           12,747           12,760           12,733           12,735
    Legal fees ................................           3,156               68              102               35               34
    Miscellaneous .............................          31,008            4,127            4,968            3,253            3,750
                                                   ------------     ------------     ------------     ------------     ------------
       Total operating expenses ...............       8,923,771          469,775          718,072          295,726          367,577
       Less: Expenses offset (note 1g) ........          (1,323)          (1,176)          (1,963)          (1,082)          (1,742)
                                                   ------------     ------------     ------------     ------------     ------------
       Net operating expenses .................       8,922,448          468,599          716,109          294,644          365,835
                                                   ------------     ------------     ------------     ------------     ------------
         Net investment income ................      53,054,289        2,250,129        2,113,458          772,765          970,187
    Net realized gain (loss)
       on investments .........................            (268)             117             (872)              --               --
                                                   ------------     ------------     ------------     ------------     ------------
Net increase in net assets
    resulting from operations .................    $ 53,054,021     $  2,250,246     $  2,112,586     $    772,765     $    970,187
                                                   ============     ============     ============     ============     ============


See accompanying notes to financial statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                    ------------------------------------     -------------------------------------
                                                              Primary Portfolio                      Government Portfolio
                                                    ------------------------------------     -------------------------------------
                                                    Six months ended       Year ended        Six months ended       Year ended
                                                    May 31, 1998 (a)    November 30, 1997    May 31, 1998 (a)    November 30, 1997
                                                    ----------------    -----------------    ----------------    -----------------
Operations
   Net investment income ........................   $     53,054,289    $     91,488,606    $      2,250,129    $      4,459,722
   Net realized gain (loss)
      on investments ............................               (268)             (1,017)                117                (125)
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase in net assets
        resulting from operations ...............         53,054,021          91,487,589           2,250,246           4,459,597
                                                    ----------------    ----------------    ----------------    ----------------

Dividends and Distributions
   to Shareholders
   Net investment income ........................        (53,054,289)        (91,488,606)         (2,250,129)         (4,459,722)
   Net realized gains ...........................                 --                  --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Total dividends and
        distributions to shareholders                    (53,054,289)        (91,488,606)         (2,250,129)         (4,459,722)
                                                    ----------------    ----------------    ----------------    ----------------
Capital Stock Transactions
   Net proceeds from sales ......................      7,472,725,040      13,181,820,880         331,839,251         654,106,085
   Reinvestment of dividends
      and distributions .........................         53,001,870          90,685,550           2,263,581           4,444,709
   Cost of shares redeemed ......................     (7,478,960,292)    (12,818,513,719)       (342,978,245)       (659,707,954)
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in
        net assets from capital
        stock transactions ......................         46,766,618         453,992,711          (8,875,413)         (1,157,160)
                                                    ----------------    ----------------    ----------------    ----------------

   Total increase (decrease) in
        net assets ..............................         46,766,350         453,991,694          (8,875,296)         (1,157,285)

Net Assets
   Beginning of period ..........................      2,166,572,455       1,712,580,761          99,978,219         101,135,504
                                                    ----------------    ----------------    ----------------    ----------------

   End of period ................................   $  2,213,338,805    $  2,166,572,455    $     91,102,923    $     99,978,219
                                                    ================    ================    ================    ================

----------------
(a)  Unaudited


See accompanying notes to financial statements.

================================================================================

================================================================================

                                                     -------------------------------------     -------------------------------------
                                                         General Municipal Portfolio              California Municipal Portfolio
                                                     -------------------------------------     -------------------------------------
                                                     Six months ended        Year ended        Six months ended        Year ended
                                                     May 31, 1998 (a)     November 30, 1997     May 31, 1998 (a)   November 30, 1997
                                                     ----------------     -----------------     ----------------   -----------------
Operations
   Net investment income ........................      $   2,113,458         $   3,642,482       $     772,765       $   1,517,212
   Net realized gain (loss)
      on investments ............................               (872)               (1,853)                 --                (593)
                                                       -------------         -------------       -------------       -------------
      Net increase in net assets
        resulting from operations ...............          2,112,586             3,640,629             772,765           1,516,619
                                                       -------------         -------------       -------------       -------------

Dividends and Distributions
   to Shareholders
   Net investment income ........................         (2,113,458)           (3,642,482)           (772,765)         (1,517,212)
   Net realized gains ...........................                 --                    --                  --                  --
                                                       -------------         -------------       -------------       -------------
      Total dividends and
        distributions to shareholders                     (2,113,458)           (3,642,482)           (772,765)         (1,517,212)
                                                       -------------         -------------       -------------       -------------
Capital Stock Transactions
   Net proceeds from sales ......................        566,863,224           910,670,497         231,361,509         389,323,623
   Reinvestment of dividends
      and distributions .........................          2,105,490             3,612,892             770,271           1,513,811
   Cost of shares redeemed ......................       (550,088,733)         (899,591,683)       (224,656,857)       (388,484,165)
                                                       -------------         -------------       -------------       -------------
      Net increase (decrease) in
        net assets from capital
        stock transactions ......................         18,879,981            14,691,706           7,474,923           2,353,269
                                                       -------------         -------------       -------------       -------------

   Total increase (decrease) in
        net assets ..............................         18,879,109            14,689,853           7,474,923           2,352,676

Net Assets
   Beginning of period ..........................        136,971,645           122,281,792          55,713,333          53,360,657
                                                       -------------         -------------       -------------       -------------
   End of period ................................      $ 155,850,754         $ 136,971,645       $  63,188,256       $  55,713,333
                                                       =============         =============       =============       =============

                                                     ---------------------------------------
                                                           New York Municipal Portfolio
                                                     ---------------------------------------
                                                     Six months ended        Year ended
                                                     May 31, 1998 (a)      November 30, 1997
                                                     ----------------     ------------------
Operations
   Net investment income ........................      $     970,187         $   1,701,134
   Net realized gain (loss)
      on investments ............................                 --                  (794)
                                                       -------------         -------------
      Net increase in net assets
        resulting from operations ...............            970,187             1,700,340
                                                       -------------         -------------

Dividends and Distributions
   to Shareholders
   Net investment income ........................           (970,187)           (1,701,134)
   Net realized gains ...........................                 --                    --
                                                       -------------         -------------
      Total dividends and
        distributions to shareholders                       (970,187)           (1,701,134)
                                                       -------------         -------------
Capital Stock Transactions
   Net proceeds from sales ......................        255,623,816           452,234,876
   Reinvestment of dividends
      and distributions .........................            980,993             1,646,954
   Cost of shares redeemed ......................       (262,756,323)         (440,638,442)
                                                       -------------         -------------
      Net increase (decrease) in
        net assets from capital
        stock transactions ......................         (6,151,514)           13,243,388
                                                       -------------         -------------

   Total increase (decrease) in
        net assets ..............................         (6,151,514)           13,242,594

Net Assets
   Beginning of period ..........................         73,238,716            59,996,122
                                                       -------------         -------------
   End of period ................................      $  67,087,202         $  73,238,716
                                                       =============         =============

----------
(a)  Unaudited

See accompanying notes to financial statements.

May 31, 1998
================================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited)
================================================================================

1. Organization and Significant Accounting Policies

     OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors ( the "Adviser") and OCC Distributors ( the "Distributor"), both subsidiaries of Oppenheimer Capital, serve as each Portfolio's adviser and distributor, respectively.

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a) Valuation of Investments

     Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b) Federal Income Taxes

     Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

     (c) Securities Transactions and Other Income

     Securities transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d) Dividends and Distributions

     Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized short-term capital gains, if any, are declared and paid at least annually by each Portfolio.

     (e) Repurchase Agreements

     Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolios' custodian takes possession of collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (f) Expense Allocations

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

     (g) Expenses Offset

     The Fund benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

================================================================================

================================================================================

2. Investment Advisory Fee and Distribution Fee

     (a) Under the Investment Advisory Agreement, each Portfolio pays the Adviser a monthly investment advisory fee at the annual rate of .50% on the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% on average daily net assets in excess of $300 million. The Adviser has agreed to waive and/or reimburse a Portfolio to the extent that total operating expenses of the Portfolio exceed 1.00% of its average daily net assets (net of expenses offset) for any fiscal year. For the six months ended May 31, 1998, there were no waivers or reimbursements.

     (b) Under the Distribution Assistance Plan, each Portfolio pays the Adviser a monthly fee at an annual rate of .25% of its average daily net assets and the Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolio and (ii) otherwise promoting the sale of shares of the Fund.

3. Purchases and Sales of Securities

     For the six months ended May 31, 1998, purchases and sales/maturities of investment securities were: Primary $8,942,395,873 and $8,943,396,496, respectively; Government $939,783,081 and $950,991,669, respectively; General $478,708,785 and $454,937,600, respectively; California $153,136,038 and
$145,279,000, respectively; and New York $203,204,521 and $209,685,500, respectively.

4. Financial Instruments and Associated Risks

     Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At May 31, 1998, major industry concentrations were as follows: Banking--39.1%, Brokerage--11.1%, Automotive--9.2%, Finance--8.1% and Sovereign--7.3%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain non-diversified portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Effective July 1, 1998, and in accordance with Rule 2a-7, as amended, single state funds are required to be diversified with respect to 75% of their total assets. Issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

================================================================================
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
================================================================================


                                                  INCOME FROM                                         DIVIDENDS
                                             INVESTMENT OPERATIONS                                 AND DISTRIBUTIONS
                               ---------------------------------------------------   -----------------------------------------------
                                                                                      Dividends to
                               Net Asset                       Net          Total    Shareholders  Distributions   Total Dividends
                                 Value,        Net          Realized     Income from    from Net  to Shareholders  and Distributions
                               Beginning    Investment     Gain/(Loss)    Investment   Investment    from Net             to
                               of Period     Income      on Investments   Operations     Income    Realized Gains    Shareholders
Primary Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
    May 31, 1998 (5)            $1.000        $0.024       ($0.000)        $0.024       ($0.024)            --        ($0.024)
   Year ended Nov. 30, 1997      1.000         0.047        (0.000)         0.047        (0.047)            --         (0.047)
   Year ended Nov. 30, 1996      1.000         0.046        (0.000)         0.046        (0.046)       ($0.000)        (0.046)
   Year ended Nov. 30, 1995      1.000         0.051         0.000          0.051        (0.051)        (0.000)        (0.051)
   Year ended Nov. 30, 1994      1.000         0.032         0.000          0.032        (0.032)        (0.000)        (0.032)
   Year ended Nov. 30, 1993      1.000         0.024         0.000          0.024        (0.024)        (0.000)        (0.024)

Government Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Six months ended
     May 31, 1998 (5)           $1.000        $0.023        $0.000         $0.023       ($0.023)            --        ($0.023)
   Year ended Nov. 30, 1997      1.000         0.045        (0.000)         0.045        (0.045)            --         (0.045)
   Year ended Nov. 30, 1996      1.000         0.044        (0.000)         0.044        (0.044)       ($0.000)        (0.044)
   Year ended Nov. 30, 1995      1.000         0.049         0.000          0.049        (0.049)        (0.000)        (0.049)
   Year ended Nov. 30, 1994      1.000         0.031         0.000          0.031        (0.031)            --         (0.031)
   Year ended Nov. 30, 1993      1.000         0.022            --          0.022        (0.022)            --         (0.022)

                                                                                    RATIOS TO
                                                                                    AVERAGE
                                                                                    NET ASSETS
                                                                          --------------------------------
                              Net Asset                    Net Assets,
                                Value,                       End of          Net                  Net
                                End of       Total           Period       Operating           Investment
                                Period      Return*        (millions)      Expenses(3)          Income
Primary Portfolio
----------------------------------------------------------------------------------------------------------
Six months ended
  May 31, 1998 (5)              $1.000       4.98%(4)       $2,213.3         0.82%(2,4)        4.87%(2,4)
Year ended Nov. 30, 1997         1.000       4.85%           2,166.6         0.85%             4.75%
Year ended Nov. 30, 1996         1.000       4.69%           1,712.6         0.91%             4.60%
Year ended Nov. 30, 1995         1.000       5.19%           1,671.1         0.94%             5.07%
Year ended Nov. 30, 1994         1.000       3.26%           1,453.8         0.91%             3.21%
Year ended Nov. 30, 1993         1.000       2.44%           1,413.9         0.90%             2.41%

Government Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Six months ended                $1.000       4.73%(4)          $91.1         0.97%(2,4)         4.63%(2,4)
  May 31, 1998 (5)               1.000       4.60%             100.0         0.98%(1)           4.51%(1)
Year ended Nov. 30, 1997         1.000       4.51%             101.1         1.00%(1)           4.41%(1)
Year ended Nov. 30, 1996         1.000       5.02%             108.6         1.00%(1)           4.91%(1)
Year ended Nov. 30, 1995         1.000       3.12%             113.2         0.95%(1)           3.08%(1)
Year ended Nov. 30, 1994         1.000       2.26%             127.9         1.00%              2.24%
Year ended Nov. 30, 1993


(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.99% and 4.50%, respectively, for the year ended November 30, 1997, 1.00% and 4.41%, respectively, for the year ended November 30, 1996, 1.02% and 4.89%, respectively, for the year ended November 30, 1995 and 0.97% and 3.06%, respectively, for the year ended November 30, 1994.

--------------------------------------------------
(2) Average net assets for the six months ended May 31, 1998 were $2,186,454,641 and $97,444,771 for the Primary and Government Portfolios, respectively.
(3) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank ( See Note 1g in Notes to Financial Statements).
(4)  Annualized
(5)  Unaudited


* Assumes reinvestment of all dividends and distributions.

================================================================================

================================================================================


                                                          INCOME FROM
                                                      INVESTMENT OPERATIONS
                                      ---------------------------------------------------
                                                                                             Dividends to
                                      Net Asset                    Net            Total      Shareholders
                                       Value,         Net        Realized      Income from     from Net     Capital
                                      Beginning    Investment   Gain/(Loss)     Investment    Investment  Contribution
                                      of Period      Income    on Investments   Operations      Income     by Adviser
General Municipal Portfolio
-----------------------------------------------------------------------------------------------------------------------
   Six months ended
     May 31, 1998 (5)                  $1.000        $0.013       ($0.000)        $0.013       ($0.013)          --
   Year ended Nov. 30, 1997             1.000         0.027        (0.000)         0.027        (0.027)          --
   Year ended Nov. 30, 1996             1.000         0.025         0.000          0.025        (0.025)          --
   Year ended Nov. 30, 1995             1.000         0.031         0.000          0.031        (0.031)          --
   Year ended Nov. 30, 1994             1.000         0.020        (0.000)         0.020        (0.020)          --
   Year ended Nov. 30, 1993             1.000         0.017        (0.000)         0.017        (0.017)          --

                                                                                        RATIOS TO
                                                                                         AVERAGE
                                                                                        NET ASSETS
                                                                                -----------------------------
                                                                  Net Assets,
                                       Net Asset                     End of         Net               Net
                                      Value, End      Total         Period      Operating        Investment
                                       of Period     Return*      (millions)    Expenses(3)        Income
General Municipal Portfolio
-------------------------------------------------------------------------------------------------------------
   Six months ended
     May 31, 1998 (5)                   $1.000          2.73%(4)    $155.9         0.92%(2,4)     2.69%(2,4)
   Year ended Nov. 30, 1997              1.000          2.74%        137.0         0.96%(1)       2.70%(1)
   Year ended Nov. 30, 1996              1.000          2.56%        122.3         0.99%(1)       2.53%(1)
   Year ended Nov. 30, 1995              1.000          3.11%        116.0         0.93%(1)       3.07%(1)
   Year ended Nov. 30, 1994              1.000          2.04%        108.7         0.90%(1)       2.01%(1)
   Year ended Nov. 30, 1993              1.000          1.74%        109.7         0.98%(1)       1.73%(1)

(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.70, respectively, for the year ended November 30, 1997, 0.99% and 2.53%, respectively, for the year ended November 30, 1996, 1.02% and 2.98%, respectively, for the year ended November 30, 1995, 1.01% and 1.90%, respectively, for the year ended November 30, 1994 and 1.01% and 1.70%, respectively, for the year ended November 30, 1993.


                                                          INCOME FROM
                                                      INVESTMENT OPERATIONS
                                      ---------------------------------------------------
                                                                                             Dividends to
                                      Net Asset                    Net            Total      Shareholders
                                       Value,         Net        Realized      Income from     from Net     Capital
                                      Beginning    Investment   Gain/(Loss)     Investment    Investment  Contribution
                                      of Period      Income    on Investments   Operations      Income     by Adviser
California Municipal Portfolio
-----------------------------------------------------------------------------------------------------------------------
Six months ended
  May 31, 1998 (5)                     $1.000        $0.012            --         $0.012       ($0.012)          --
Year ended Nov. 30, 1997                1.000         0.026       ($0.000)         0.026        (0.026)          --
Year ended Nov. 30, 1996                1.000         0.024            --          0.024        (0.024)          --
Year ended Nov. 30, 1995                1.000         0.031        (0.008)         0.023        (0.031)       $0.008
Year ended Nov. 30, 1994                1.000         0.020        (0.000)         0.020        (0.020)          --
Year ended Nov. 30, 1993                1.000         0.017        (0.000)         0.017        (0.017)          --

                                                                                         RATIOS TO
                                                                                          AVERAGE
                                                                                         NET ASSETS
                                                                                  ---------------------------
                                                                  Net Assets,
                                        Net Asset                    End of         Net               Net
                                       Value, End      Total         Period      Operating        Investment
                                        of Period     Return*      (millions)     Expenses(3)       Income
California Municipal Portfolio
-------------------------------------------------------------------------------------------------------------
Six months ended
  May 31, 1998 (5)                       $1.000         2.53%(4)     $63.2         0.96%(2,4)     2.50%(2,4)
Year ended Nov. 30, 1997                  1.000         2.68%         55.7         0.90%(1)       2.64%(1)
Year ended Nov. 30, 1996                  1.000         2.42%         53.4         0.85%(1)       2.42%(1)
Year ended Nov. 30, 1995                  1.000         3.10%         75.9         0.82%(1)       3.05%(1)
Year ended Nov. 30, 1994                  1.000         1.99%         61.3         0.85%(1)       1.99%(1)
Year ended Nov. 30, 1993                  1.000         1.76%         62.3         0.85%(1)       1.75%(1)

(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.58%, respectively, for the year ended November 30, 1997, 0.97% and 2.30%, respectively, for the year ended November 30, 1996, 0.95% and 2.92%, respectively, for the year ended November 30, 1995, 0.97% and 1.87%, respectively, for the year ended November 30, 1994 and 0.98% and 1.62%, respectively, for the year ended November 30, 1993.


                                                          INCOME FROM
                                                      INVESTMENT OPERATIONS
                                      ---------------------------------------------------
                                                                                             Dividends to
                                      Net Asset                    Net            Total      Shareholders
                                       Value,         Net        Realized      Income from     from Net     Capital
                                      Beginning    Investment   Gain/(Loss)     Investment    Investment  Contribution
                                      of Period      Income    on Investments   Operations      Income     by Adviser
New York Municipal Portfolio
-----------------------------------------------------------------------------------------------------------------------
Six months ended
  May 31, 1998 (5)                     $1.000        $0.013            --         $0.013       ($0.013)          --
Year ended Nov. 30, 1997                1.000         0.026       ($0.000)         0.026        (0.026)          --
Year ended Nov. 30, 1996                1.000         0.025            --          0.025        (0.025)          --
Year ended Nov. 30, 1995                1.000         0.030         0.000          0.030        (0.030)          --
Year ended Nov. 30, 1994                1.000         0.019        (0.000)         0.019        (0.019)          --
Year ended Nov. 30, 1993                1.000         0.016        (0.000)         0.016        (0.016)          --

                                                                                          RATIOS TO
                                                                                           AVERAGE
                                                                                          NET ASSETS
                                                                                 ----------------------------
                                                                  Net Assets,
                                        Net Asset                    End of         Net               Net
                                       Value, End      Total         Period      Operating        Investment
                                        of Period     Return*      (millions)     Expenses(3)       Income
New York Municipal Portfolio
-------------------------------------------------------------------------------------------------------------
Six months ended
  May 31, 1998 (5)                       $1.000         2.60%(4)     $67.1          0.97%(2,4)     2.56%(2,4)
Year ended Nov. 30, 1997                  1.000         2.66%         73.2          0.98%(1)       2.63%(1)
Year ended Nov. 30, 1996                  1.000         2.50%         60.0          0.97%(1)       2.45%(1)
Year ended Nov. 30, 1995                  1.000         3.07%         52.3          0.79%(1)       3.02%(1)
Year ended Nov. 30, 1994                  1.000         1.92%         48.0          0.82%(1)       1.90%(1)
Year ended Nov. 30, 1993                  1.000         1.66%         42.2          0.79%(1)       1.64%(1)


(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.98% and 2.62%, respectively, for the year ended November 30, 1997, 0.98% and 2.44%, respectively, for the year ended November 30, 1996, 1.00% and 2.81%, respectively, for the year ended November 30, 1995, 1.01% and 1.71%, respectively, for the year ended November 30, 1994 and 1.03% and 1.40%, respectively, for the year ended November 30, 1993.

---------------------------------------------
(2) Average net assets for the six months ended May 31, 1998 were $157,324,461, $62,025,985 and $75,996,133 for the General, California and New York Municipal Portfolios, respectively.
(3) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank ( See Note 1g in Notes to Financial Statements).
(4)  Annualized
(5)  Unaudited

*    Assumes reinvestment of all dividends and distributions.

================================================================================

          OCC                                                          OCC
     -------------                                                -------------
     CASH RESERVES                                                CASH RESERVES
     -------------                                                -------------

================================================================================

Directors and Officers
Joseph M. La Motta               Director, President
Paul Y. Clinton                  Director
Thomas W. Courtney               Director                    o   Primary Portfolio
Lacy B. Herrmann                 Director                    o   Government Portfolio
George Loft                      Director                    o   General Municipal Portfolio
Everett Alcenat                  Vice President              o   California Municipal Portfolio
Robert J. Bluestone              Vice President              o   New York Municipal Portfolio
Bernard H. Garil                 Vice President
John C. Giusio, Jr.              Vice President
Matthew Greenwald                Vice President
Benjamin Gutstein                Vice President
Susan A. Murphy                  Vice President
Sheldon Siegel                   Treasurer
Richard L. Peteka                Assistant Treasurer
Deborah Kaback                   Secretary                       Semi-Annual Report
Maria Camacho                    Assistant Secretary
Thomas E. Duggan                 Assistant Secretary               May 31, 1998

Investment Adviser
OpCap Advisors
Two World Financial Center
New York, NY 10281

Distributor
OCC Distributors
Two World Financial Center
New York, NY 10281

Custodian, Transfer and Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266

----------------------------------------------------
Table of Contents
President's Letter.............................    1
Investment Review..............................    2
Schedules of Investments.......................    4
Statements of Assets and Liabilities...........   16
Statements of Operations.......................   17
Statements of Changes in Net Assets............   18
Notes to Financial Statements..................   20             Managed by
Financial Highlights...........................   22             OpCap Advisors
----------------------------------------------------


This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

================================================================================